Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related party transactions
33. Related party transactions
Transactions with directors and executive board management members (key management personnel)
Pursuant to IAS 24 — Related Party Disclosures, the related parties of the Group are all entities and individuals capable of exercising control, joint control or significant influence over the Group and its subsidiaries. In addition, members of the Board of Directors and executives with strategic responsibilities and their families are also considered related parties. The following tables summarize remuneration of directors, key executives with strategic responsibilities:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
Short-term employee benefits (1)	2,694	3,320	2,218
Employee share-based compensation	1,486	4,680	4,876

Total	4,180	8,000	7,094

(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.
Transactions with related parties
In addition to the transactions and balances detailed elsewhere in these financial statements, the Group had the following material transactions with related parties during the year:

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
(i) Proceeds of shareholder loan

Meritz Securities Co., Ltd. (1)	59,959	23,076	—
Fosun International Limited (1)	18,465	66,531	79,684
FPI (US) I LLC (1)	1,845	—	—
Fosun JoyGo (HK) Technology Limited (1)	1,107	—	—
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	829	4,053	1,518
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	—	5,853	4,510

Total proceeds of shareholder loan	82,205	99,513	85,712

(ii) Repayments of shareholder loan
Shanghai Fosun High Technology Group Finance Co., Ltd.	3,803	1,691	77
Fosun International Limited	3,220	106,418	42,642
Meritz Securities Co., Ltd.	2,187	—	—
FPI (US) I LLC	1,845	—	—
Shanghai Fosun High Technology (Group) Co., Ltd.	—	177	385

Total repayments of shareholder loan	11,055	108,286	43,104

	For the years ended December 31,
(Euro thousands)	2023	2022	2021
(iii) Interest expenses

Meritz Securities Co., Ltd.	7,877	443	—
Shanghai Fosun High Technology (Group) Co., Ltd.	1,021	762	79
Fosun International Limited	392	8,355	3,754
Shanghai Fosun High Technology Group Finance Co., Ltd.	146	248	25
FPI (US) I LLC	16	—	—
Fosun JoyGo (HK) Technology Limited	4	—	—

Total interest expenses	9,456	9,808	3,858

(iv) Rental expenses

Shanghai Fosun Bund Property Co., Ltd. (3)	1,143	1,201	371

(v) Sales of goods

Handsome Corporation (1)	1,499	3,104	—

(vi) Royalty

Handsome Corporation	3,143	1,498	—
Itochu Corporation (1)	2,305	175	—

Total royalty	5,448	1,673	—

(vii) Other service expenses

Baozun Hong Kong Investment Limited	1,631	1,760	—
Fosun Holdings Limited (2)	271	—	—

Total other service expenses	1,902	1,760	—

(viii)Purchase of trademarks

Itochu Corporation (1)	27,074	—	—

(ix) Received in advance

Itochu Corporation	4,753	—	—
Shanghai Yu Garden Group and its subsidiaries (2)	1,358	—	—

Total received in advance	6,111	—	—

Balances with related parties

	At December 31,
(Euro thousands)	2023	2022
(i) Borrowings

Meritz Securities Co., Ltd.	21,612	—
Fosun International Limited	15,245	—
Shanghai Fosun High Technology (Group) Co., Ltd.	9,787	10,363
Fosun JoyGo (HK) Technology Limited	1,081	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	829	3,803

Total borrowings	48,554	14,166

(ii) Other current liabilities

Meritz Securities Co., Ltd.	63,320	23,519
Baozun Hong Kong Investment Limited	1,851	1,150
Shanghai Fosun Bund Property Co., Ltd.	1,837	770
Shanghai Yu Garden Group and its subsidiaries	1,358	—
Shanghai Fosun Industry Investment Co., Ltd.	987	1,044
Fosun International Limited	420	26
Shanghai Fosun High Technology (Group) Co., Ltd.	384	1,216
Fosun Holdings Limited	271	—
Fosun JoyGo (HK) Technology Limited	5	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	2	8

Total other current liabilities	70,435	27,733

(iii) Other current assets

Fosun International Limited	252	263

(iv) Other non-current liabilities
Itochu Corporation	4,753	—
Shanghai Fosun High Technology (Group) Co., Ltd.	1,757	—

Total other non-current liabilities	6,510	—

Notes:
(1)	A shareholder of the Group.
(2)	Subsidiaries of Fosun International Limited .
(3)	Joint venture of Fosun International Limited.